Long-Term Investments (Details) - Schedule of Group’s Long-Term Investments - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Equity method investments
Equity method investments Amount		$ 1,686,208	$ 2,852,492
Long-term investment without readily determinable fair value
Long-term investment amount		964,250
Long-term investment interest
Zhizhen Guorui [Member]
Equity method investments
Equity method investments Amount	[1]	$ 1,686,208	$ 2,647,593
Equity method investments Interest	[1]	26.00%	37.00%
Shanghai Shenghan [Member]
Equity method investments
Equity method investments Amount	[2]		$ 204,899
Equity method investments Interest	[2]		16.56%
Long-term investment without readily determinable fair value
Long-term investment amount	[2]	$ 48,744
Long-term investment interest	[2]	16.56%
Jiaxing Yuanbeibei [Member]
Long-term investment without readily determinable fair value
Long-term investment amount	[3]	$ 704,235
Long-term investment interest	[3]	1.82%
Shanghai Bangtu [Member]
Long-term investment without readily determinable fair value
Long-term investment amount	[4]	$ 211,271
Long-term investment interest	[4]	5.00%

[1]	IIn February 2022, the Group entered into agreements with third parties to establish Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd. (“Zhizhen Guorui”) with a total consideration of $2.9 million. According to the investment agreement, Zhizhen Guorui’s board of directors consists of 5 directors, two of whom is appointed by the Group. Therefore, the Group recognized it as long-term equity investment and measured under equity method since the Group had the ability to exercise significant influence over Zhizhen Guorui. In September 2023, the Group entered into an agreement with a third party to transfer 11% of the shares of Zhizhen Guorui held by the Group for a total consideration of RMB5,500,000 (equivalent to US$774,659) and recognized a gain on disposal of US$44,297. Due to the unchanged structure of the board of directors, the Group still had the ability to exercise significant influence over Zhizhen Guoru.
[2]	In September 2015, the Group signed an investment agreement to acquire 20% of the shares of Shanghai Shenghan Information Technology Co., Ltd (“Shanghai Shenghan”) for RMB 5 million, of which the registered capital of RMB 125,000 was subscribed. In January 2018, with the addition of new investors to the investee, Xiao-i’s shareholding percentage in Shanghai Shenghan was diluted to 17.6%. In June 2020, with the capital injection of Wuxi Zhixin Integrated Circuit Investment Center (Limited Partnership), Xiao-i’s shareholding in Shanghai Shenghan was once again diluted to 16.56%. According to the investment agreement, Shanghai Shenghan’s board of directors consists of 3 directors, one of whom is appointed by the Group. Therefore, the Group recognized it as long-term equity investment and measured under equity method since the Group had the ability to exercise significant influence over Shanghai Shenghan as of December 31, 2022. As of December 31, 2023, the board of directors of Shanghai Shenghai changed to 7 members, one of whom is appointed by the Group. The Group concluded that the long-term investment of Shanghai Shenghan should not be accounted for under equity method any more. As Shanghai Shenghan is a private held company without observable changes in fair value, the Group elected to use the alternative measurement without readily determinable fair value.
[3]	In May 2023, the Group subscribed 1.82% of the shares of Jiaxing Yuanbeibei Technology Co., Ltd. (“Jiaxing Yuanbeibei”) with the consideration of $704,235. The investment was accounted for at cost less impairments, adjusted by observable price changes if any, as the Group had neither significant influence nor control over the investee and Jiaxing Yuanbeibei is a privately held company without readily determinable fair value.
[4]	In July 2023, the Group subscribed 5% of the shares of Shanghai Bangtu Information Technology Co., Ltd. (“Shanghai Bangtu”) with the consideration of $211,271. The investment was accounted for at cost less impairments, adjusted by observable price changes if any, as the Group had neither significant influence nor control over the investee and Shanghai Bangtu is a privately held company without readily determinable fair value.